Earnings per share - Schedule of Basic and Diluted Net Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Earnings per share [abstract]
Net income attributable to common shareholders	$ 4,959	$ 4,047	$ 14,826	$ (382)
Basic weighted average number of common shares outstanding	30,221,380	32,474,975	30,296,756	32,907,374
Stock options	365,478	730,652	390,798	0
DSUs	141,106	113,272	124,898	0
RSUs	212,208	194,202	201,499	0
Diluted weighted average number of common shares outstanding	30,940,172	33,513,101	31,013,951	32,907,374
Basic earnings per common share (in dollars per share)	$ 0.16	$ 0.12	$ 0.49	$ (0.01)
Diluted earnings per common share (in dollars per share)	$ 0.16	$ 0.12	$ 0.48	$ (0.01)